Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
29	Revenue

(i) Revenue streams

The Group generates revenue primarily from the sale of contemporary traditional leather and fabric upholstered furniture and home furnishing accessories to its customers. Other sources of revenue include sale of polyurethane foam, sale of leather-by products, sale of Natuzzi Display System and sale of Service Type Warranty.

Therefore, all the Group’s revenue is related to revenue from contracts with customers.

(ii) Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

	2018	2017
Types of goods
Sale of upholstery furniture	365,346	389,528
Sale of home furnishing accessories	41,733	33,560
Sale of polyurethane foam	14,958	15,501
Sale of other goods	6,502	10,291

	428,539	448,880

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

	2018	2017
Geographical markets
Europe, Middle East and Africa	212,481	218,896
Americas	137,452	153,647
Asia-Pacific	78,606	76,337

	428,539	448,880

	2018	2017
Geographical location of customers
United States of America	94,393	107,262
Italy	53,261	55,379
China	47,099	41,369
United Kingdom	43,501	48,266
Canada	17,371	20,030
Spain	17,334	17,077
Brazil	16,332	16,182
Germany	11,455	12,462
France	11,179	9,999
Australia	9,903	9,738
Belgium	8,682	8,214
Korea	8,232	9,847
Other countries (none greater than 5%)	89,797	93,055

Total	428,539	448,880

	2018	2017
Distribution channels
Wholesale	365,499	392,332
Retail	63,040	56,548

	428,539	448,880

	2018	2017
Brands
Natuzzi Editions	167,925	183,838
Natuzzi Italia	144,953	134,740
Softaly	94,201	104,509
Unbranded	21,460	25,793

	428,539	448,880

	2018	2017
Timing of revenue recognition
Goods transferred at a point in time	427,493	448,206
Goods and services transferred over time	1,046	674

Subtotal	428,539	448,880

(iii) Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/18	31/12/17

Trade receivables	40,967	37,549
Contract liabilities	22,099	15,533

Reference should be made to note 14 “Trade receivables” and note 20 “Contract liabilities (non current and current) for details about such contract balances.

(iv) Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the customer contract. The Group recognizes revenue when it transfers control over a good or service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it controls the goods or services before transferring them to the customer.

In determining the transaction price for its contracts with customers, the Group considers the effects of variable consideration and the existence of significant financing components.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The allocation of the transaction price to the Group’s performance obligation is performed using the relative stand-alone selling price method.

For information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies see note 4(t).

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2018 and 2017 as follows:

	31/12/18	31/12/17
Sale of Natuzzi Display System
Within a year	1,138	758
More than a year	2,261	1,878

Total	3,399	2,636

Sale of Service-Type Warranties
Within a year	332	278
More than a year	565	682

Total	897	960

Sale of the licence-for Natuzzi trademarks
Within a year	383	—
More than a year	7,108	—

Total	7,491	—

(v) Variable considerations

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of furniture provide customers with volume rebates, which give rise to variable consideration.

In particular, the Group provides retrospective volume rebates to certain customers once the quantity of products purchased during the period exceeds a threshold specified in the contract. Rebates are offset against amounts payable by the customer. Accumulated experience is used to estimate and provide for the rebates, using the expected value method. A refund liability (included in other payables) is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period.

(vi) Financing components

For information about financing components, reference should be made to note 4(r).

(vii) Warranty obligations

The Group typically provides warranties for general repairs of defects that existed at the time of sale, as required by law. These assurance-type warranties are accounted for under IAS 37. Refer to the accounting policy on warranty provisions in note 4(r).

Customers who purchase the Group’s upholstered furniture may require a service type warranty. As disclosed in note 4(r), the Group allocates a portion of the consideration received to the service type warranty, based on the relative stand-alone selling price. The amount allocated to the service type warranty is deferred, and is recognised as revenue over the time based on the validity period of such warranty.

(viii) Cost to obtain a contract

The Group pays sales commission to its agents for each contract that they obtain. For information about the accounting policy elected by the Group on sales commissions, reference should be made to note 4(x).